================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2014

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                        SEMI-ANNUAL REPORT 2014

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        TABLE OF CONTENTS


        SHAREHOLDERS' LETTER........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................  9
        PORTFOLIO OF INVESTMENTS.................................... 10
        NOTES TO FINANCIAL STATEMENTS............................... 21
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY
        AGREEMENTS.................................................. 30

        JUNE 30, 2014                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual report for the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") for the six months ended June 30, 2014.

The semi-annual period proved to be one during which persistent geopolitical risks and emerging market economic developments contributed to a flight to quality as investor risk appetite was kept low. While global equity markets pushed higher, global fixed income markets also posted positive returns amidst improving, albeit, below-trend macroeconomic data. Expectations of prolonged easy monetary policy by major central banks helped suppress volatility, but at the same time, monetary policy approaches across major central banks started to exhibit greater differentiation after years of synchronized stimulus. Floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index/*/ (the "LLI"), returned 2.60% during the semi-annual period. However, the LLI lagged the broad U.S. fixed income market, as measured by the Barclays U.S. Aggregate Bond Index,/*/ which returned 3.93% for the same period.

Credit quality in the floating rate loan market began to degrade slightly with the entry of some lower quality first-time issuers, but the sector's overall credit fundamentals remained strong. The default rate for bank loans, examined by principal amount, ended the semi-annual period at 4.41%.+ This was sharply higher than the 1.37% default rate seen at the end of March 2014 due to the widely anticipated default of Energy Future Holdings (formerly TXU), a non-regulated retail electric provider in Texas that filed for bankruptcy at the end of April 2014. Excluding Energy Future Holdings, the default rate at the end of June 2014 stood at 1.08%, well below the historical average. The majority of new issuance represented refinancings, allowing issuers to reduce their borrowing costs and extend maturities. As a result, at the end of June 2014, less than $67 billion was scheduled to mature through 2016, suggesting that defaults may remain low for some time to come.

The sector's technicals, or supply and demand factors, were also supportive during the semi-annual period. Bank loan mutual funds experienced inflows of approximately $8.0 billion during the first quarter of 2014 and outflows of approximately $6.7 billion during the second quarter./**/ But despite the mixed retail demand, issuance of collateralized loan obligations (CLOs), another major source of demand for bank loans, remained robust.

In our view, bank loan valuations remained reasonable at the end of the semi-annual period and attractive relative to high yield bond valuations, reflecting persistent investor skittishness about holding perceived higher-risk assets.

On the following pages, you will find detailed financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2014.

        JUNE 30, 2014                                         SEMI-ANNUAL REPORT

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other SunAmerica Funds, we invite you to visit www.safunds.com or call the Shareholder Services Department at 800-858-8850. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer
Wellington Management LLP





--------
Past performance is no guarantee of future results.

*The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments. The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

+Source: S&P Leveraged Commentary & Data.

**Source: Lipper, Inc.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2014 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2014 and held until June 30, 2014.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2014" to estimate the expenses you paid on your account during this period. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2014" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2014" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2014" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2014" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2014" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2014" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)


                                          ACTUAL                                           HYPOTHETICAL
                     ------------------------------------------------- -----------------------------------------------------
                                           ENDING                                          ENDING ACCOUNT
                                        ACCOUNT VALUE  EXPENSES PAID                         VALUE USING     EXPENSES PAID
                         BEGINNING      USING ACTUAL     DURING THE        BEGINNING      A HYPOTHETICAL 5%    DURING THE
                       ACCOUNT VALUE     RETURNS AT   SIX MONTHS ENDED   ACCOUNT VALUE    ASSUMED RETURN AT SIX MONTHS ENDED
                     AT JANUARY 1, 2014 JUNE 30, 2014  JUNE 30, 2014*  AT JANUARY 1, 2014   JUNE 30, 2014    JUNE 30, 2014
                     ------------------ ------------- ---------------- ------------------ ----------------- ----------------
Senior Floating
 Rate Fund#
   Class A..........     $1,000.00        $1,019.41        $7.26           $1,000.00          $1,017.60          $7.25
   Class C..........     $1,000.00        $1,016.60        $8.75           $1,000.00          $1,016.12          $8.75


                     EXPENSE
                      RATIO
                      AS OF
                     JUNE 30,
                       2014
                     --------
Senior Floating
 Rate Fund#
   Class A..........   1.45%
   Class C..........   1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2014 and the "Expense Ratios" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2014 -- (UNAUDITED)

ASSETS:
Investments at value (unaffiliated)*............................................ $ 444,129,801
Repurchase agreements (cost approximates value).................................     9,590,000
                                                                                 -------------
 Total investments..............................................................   453,719,801
                                                                                 -------------
Receivable for:
 Fund shares sold...............................................................     1,316,553
 Dividends and interest.........................................................     2,786,188
 Investments sold...............................................................     7,900,445
Prepaid expenses and other assets...............................................         5,696
Due from investment adviser for expense reimbursements/fee waivers..............       242,516
                                                                                 -------------
 Total assets...................................................................   465,971,199
                                                                                 -------------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................       736,415
 Investments purchased..........................................................    30,933,615
 Investment advisory and management fees........................................       300,685
 Distribution and service maintenance fees......................................       203,126
 Administration fees............................................................        70,749
 Transfer agent fees and expenses...............................................        87,001
 Directors' fees and expenses...................................................         1,326
 Other accrued expenses.........................................................       193,538
Dividends payable...............................................................       282,854
Commitments (Note 10)...........................................................       871,287
                                                                                 -------------
 Total liabilities..............................................................    33,680,596
                                                                                 -------------
   Net Assets................................................................... $ 432,290,603
                                                                                 =============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.................................................... $     518,088
Additional paid-in capital......................................................   487,725,598
                                                                                 -------------
                                                                                   488,243,686
Accumulated undistributed net investment income (loss)..........................      (264,282)
Accumulated undistributed net realized gain (loss) on investments...............   (55,325,148)
Unrealized appreciation (depreciation) on investments...........................      (363,653)
                                                                                 -------------
   Net Assets................................................................... $ 432,290,603
                                                                                 =============
CLASS A:
Net assets...................................................................... $ 192,808,599
Shares outstanding..............................................................    23,099,617
Net asset value and redemption price per share.................................. $        8.35
Maximum sales charge (3.75% of offering price)..................................          0.33
                                                                                 -------------
Maximum offering price to public................................................ $        8.68
                                                                                 =============
CLASS C:
Net assets...................................................................... $ 239,482,004
Shares outstanding..............................................................    28,709,169
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $        8.34
                                                                                 =============
*COST
 Investment securities (unaffiliated)........................................... $ 444,493,454
                                                                                 =============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2014 -- (UNAUDITED)

INVESTMENT INCOME:
Interest (unaffiliated)........................................................ $10,367,905
Dividends (unaffiliated).......................................................      13,945
Facility and other fee income (Note 2).........................................     578,246
                                                                                -----------
   Total investment income*.................................................... $10,960,096
                                                                                -----------
EXPENSES:
Investment advisory and management fees........................................   1,837,276
Administration fees............................................................     432,300
Distribution and service maintenance fees:
  Class A......................................................................     332,528
  Class C......................................................................     908,567
Transfer agent fees and expenses:
  Class A......................................................................     215,427
  Class C......................................................................     274,123
Registration fees:
  Class A......................................................................      17,308
  Class C......................................................................      10,637
Accounting service fees........................................................      17,152
Custodian and accounting fees..................................................      65,929
Reports to shareholders........................................................      47,366
Audit and tax fees.............................................................      52,449
Legal fees.....................................................................       7,825
Directors' fees and expenses...................................................      26,924
Interest expense...............................................................         524
Other expenses.................................................................      57,975
                                                                                -----------
   Total expenses before fee waivers, expense reimbursements...................   4,304,310
   Fees waived and expenses reimbursed by investment adviser (Note 5)..........    (806,706)
                                                                                -----------
   Net expenses................................................................   3,497,604
                                                                                -----------
Net investment income (loss)...................................................   7,462,492
                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).........................   1,392,187
Change in unrealized appreciation (depreciation) on investments (unaffiliated).  (1,057,195)
                                                                                -----------
Net realized and unrealized gain (loss) on investments.........................     334,992
                                                                                -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................... $ 7,797,484
                                                                                ===========

*Net of foreign withholding taxes on interest and dividends of................. $     5,976
                                                                                -----------

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE
                                                                        SIX MONTHS
                                                                           ENDED     FOR THE YEAR
                                                                         JUNE 30,       ENDED
                                                                           2014      DECEMBER 31,
                                                                        (UNAUDITED)      2013
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $  7,462,492  $ 14,794,754
 Net realized gain (loss) on investments (unaffiliated)...............    1,392,187    (1,295,657)
 Net unrealized gain (loss) on investments (unaffiliated).............   (1,057,195)    4,909,000
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........    7,797,484    18,408,097
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (3,459,284)   (6,706,870)
 Net investment income (Class C)......................................   (4,027,968)   (8,083,805)
                                                                       ------------  ------------
Total distributions to shareholders...................................   (7,487,252)  (14,790,675)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................   (5,304,649)   90,085,199
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   (4,994,417)   93,702,621
NET ASSETS:
Beginning of period...................................................  437,285,020   343,582,399
                                                                       ------------  ------------
End of period+........................................................ $432,290,603  $437,285,020
                                                                       ============  ============
+Includes accumulated undistributed net investment income (loss)...... $   (264,282) $   (239,522)
                                                                       ============  ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                  NET GAIN
                                  (LOSS) ON
               NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
              ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------- --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    CLASS A
                                                                    -------
12/31/09      $5.14     $0.32      $ 2.72      $3.04      $(0.35)   $     --   $(0.35) $7.83    60.63%  $103,932    1.45%
12/31/10       7.83      0.34        0.46       0.80       (0.36)         --    (0.36)  8.27    10.33    255,026    1.45
12/31/11       8.27      0.36       (0.33)      0.03       (0.34)         --    (0.34)  7.96     0.36    160,949    1.45
12/31/12       7.96      0.36        0.31       0.67       (0.37)         --    (0.37)  8.26     8.51    146,103    1.45
12/31/13       8.26      0.33        0.08       0.41       (0.33)         --    (0.33)  8.34     5.08    195,309    1.45
06/30/14(5)    8.34      0.15        0.01       0.16       (0.15)         --    (0.15)  8.35     1.94    192,809    1.45(4)
                                                                    CLASS C
                                                                    -------
12/31/09      $5.14     $0.32      $ 2.69      $3.01      $(0.33)   $     --   $(0.33) $7.82    59.94%  $129,550    1.75%
12/31/10       7.82      0.32        0.45       0.77       (0.33)         --    (0.33)  8.26    10.01    190,839    1.75
12/31/11       8.26      0.33       (0.32)      0.01       (0.32)         --    (0.32)  7.95     0.06    198,778    1.75
12/31/12       7.95      0.34        0.30       0.64       (0.34)         --    (0.34)  8.25     8.20    197,480    1.75
12/31/13       8.25      0.30        0.10       0.40       (0.31)         --    (0.31)  8.34     4.89    241,976    1.75
06/30/14(5)    8.34      0.14        0.00       0.14       (0.14)         --    (0.14)  8.34     1.66    239,482    1.75(4)

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE    PORTFOLIO
  ENDED     NET ASSETS(3) TURNOVER
----------- ------------- ---------


12/31/09        4.94%        74%
12/31/10        4.34         41
12/31/11        4.27         63
12/31/12        4.41         61
12/31/13        3.98         84
06/30/14(5)     3.62(4)      42


12/31/09        4.88%        74%
12/31/10        4.03         41
12/31/11        4.02         63
12/31/12        4.12         61
12/31/13        3.68         84
06/30/14(5)     3.32(4)      42

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (See Note 5):

               12/31/09 12/31/10 12/31/11 12/31/12 12/31/13 06/30/14(4)(5)
               -------- -------- -------- -------- -------- --------------
      Class A.   0.55%    0.38%    0.33%    0.35%    0.34%       0.32%
      Class C.   0.66     0.48     0.44     0.44     0.43        0.41

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- JUNE 30, 2014 -- (UNAUDITED)

      INDUSTRY ALLOCATION*
      Media.......................................................   7.5%
      Commercial Services & Supplies..............................   5.5
      Oil, Gas & Consumable Fuels.................................   5.4
      Hotels, Restaurants & Leisure...............................   5.0
      Health Care Providers & Services............................   4.7
      Software....................................................   4.3
      Chemicals...................................................   3.4
      Machinery...................................................   3.3
      Insurance...................................................   3.3
      IT Services.................................................   3.2
      Food & Staples Retailing....................................   2.8
      Energy Equipment & Services.................................   2.8
      Metals & Mining.............................................   2.8
      Diversified Telecommunication Services......................   2.6
      Diversified Financial Services..............................   2.6
      Semiconductors & Semiconductor Equipment....................   2.5
      Capital Markets.............................................   2.5
      Communications Equipment....................................   2.2
      Specialty Retail............................................   2.2
      Repurchase Agreements.......................................   2.2
      Registered Investment Companies.............................   2.2
      Multi Utilities.............................................   2.1
      Food Products...............................................   2.0
      Wireless Telecommunication Services.........................   1.9
      Pharmaceuticals.............................................   1.9
      Professional Services.......................................   1.6
      Industrial Conglomerates....................................   1.5
      Containers & Packaging......................................   1.5
      Auto Components.............................................   1.5
      Health Care Equipment & Supplies............................   1.4
      Multiline Retail............................................   1.1
      Electronic Equipment, Instruments & Components..............   1.1
      Airlines....................................................   1.0
      Building Products...........................................   0.9
      Automobiles.................................................   0.9
      Aerospace & Defense.........................................   0.9
      Road & Rail.................................................   0.8
      Leisure Equipment & Products................................   0.8
      Industrial Power Producers & Energy Traders.................   0.8
      Internet Software & Services................................   0.8
      Consumer Finance............................................   0.7
      Internet & Catalog Retail...................................   0.7
      Biotechnology...............................................   0.7
      Household Durables..........................................   0.7
      Construction Materials......................................   0.5
      Pooled Vehicle..............................................   0.5
      Diversified Consumer Services...............................   0.4
      Health Care Technology......................................   0.4
      Real Estate Management & Development........................   0.4
      Life Sciences Tools & Services..............................   0.4
      Gas Utilities...............................................   0.3
      Real Estate Investment Trusts...............................   0.3
      Paper & Forest Products.....................................   0.3
      Distributors................................................   0.3
      Thrifts & Mortgage Finance..................................   0.3
      Textiles, Apparel & Luxury Goods............................   0.2
      Computers & Peripherals.....................................   0.2
      Electrical Equipment........................................   0.2
                                                                   -----
                                                                   105.0%
                                                                   =====

      CREDIT QUALITY+#
      BBB.........................................................   0.3%
      BBB-........................................................   2.3
      BB+.........................................................   4.3
      BB..........................................................   7.0
      BB-.........................................................  15.4
      B+..........................................................  26.3
      B...........................................................  25.5
      B-..........................................................   5.1
      CCC+........................................................   7.3
      CCC.........................................................   2.0
      CCC-........................................................   0.7
      Not Rated@..................................................   3.8
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED)

                                                      RATINGS/(1)/
                                                      (UNAUDITED)
                                                      ------------
                                                                   INTEREST  MATURITY  PRINCIPAL    VALUE
         INDUSTRY DESCRIPTION                TYPE     MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 95.5%
AEROSPACE & DEFENSE -- 0.9%
  DigitalGlobe, Inc..................... BTL-B         Ba2    BBB-   3.75%  01/31/2020 $1,886,125 $ 1,889,072
  Transdigm Group, Inc.................. BTL-C         Ba3     B     3.75   02/28/2020  1,987,209   1,978,017
                                                                                                  -----------
                                                                                                    3,867,089
                                                                                                  -----------
AIRLINES -- 1.0%
  American Airlines, Inc................ BTL           Ba2    BB-    3.75   06/27/2019  1,252,063   1,254,521
  Delta Air Lines, Inc.................. BTL           Ba1    BB+    3.50   04/20/2017  1,787,170   1,785,573
  Delta Air Lines, Inc.................. BTL-B1        Ba1     BB    3.50   10/18/2018  1,103,200   1,101,303
                                                                                                  -----------
                                                                                                    4,141,397
                                                                                                  -----------
AUTO COMPONENTS -- 1.5%
  Affinia Group......................... BTL-B2         B2     B     4.75   04/25/2020  1,053,638   1,064,174
  American Tire Distributors, Inc....... Delayed Draw   B2    CCC+   5.75   06/01/2018    270,667     272,357
  American Tire Distributors, Inc....... 1st Lien       B2    CCC+   5.75   06/01/2018  1,012,463   1,018,789
  August U.S. Holding Co., Inc.......... 1st Lien       NR     B     5.00   04/27/2018    655,343     661,895
  August U.S. Holding Co., Inc.......... 2nd Lien       NR     B     5.00   04/27/2018    295,884     298,843
  Goodyear Tire & Rubber Co............. 2nd Lien      Ba1     BB    4.75   04/30/2019    500,000     502,709
  TI Group Automotive Systems LLC....... BTL-B          NR     NR    5.50   03/28/2019    602,375     604,634
  Tower International, Inc.............. BTL-B          B1    BB-    4.00   04/23/2020    775,232     772,648
  UCI International, Inc................ BTL-B         Ba3     B     5.50   07/26/2017  1,176,898   1,178,860
                                                                                                  -----------
                                                                                                    6,374,909
                                                                                                  -----------
AUTOMOBILES -- 0.9%
  Casco Automotive Group, Inc........... BTL            B1     B+    6.00   11/14/2018    958,438     960,834
  Chrysler Group LLC.................... BTL           Ba1    BB+    3.25   12/31/2018  1,815,450   1,809,399
  Chrysler Group LLC.................... BTL-B         Ba1    BB+    3.50   05/24/2017  1,095,166   1,098,686
                                                                                                  -----------
                                                                                                    3,868,919
                                                                                                  -----------
BIOTECHNOLOGY -- 0.7%
  Ikaria, Inc........................... BTL            B1     B-    5.00   02/12/2021    570,000     573,206
  Ikaria, Inc........................... 2nd Lien      Caa1   CCC    8.75   02/12/2022    410,000     416,560
  Medpace, Inc.......................... BTL            B2     B+    5.00   04/01/2021  1,940,000   1,941,616
                                                                                                  -----------
                                                                                                    2,931,382
                                                                                                  -----------
BUILDING PRODUCTS -- 0.9%
  Interline Brands, Inc................. BTL            B2     B     4.00   03/21/2021  2,314,200   2,303,594
  Nortek, Inc........................... BTL           Ba3    BB-    3.75   10/30/2020  1,625,000   1,622,941
                                                                                                  -----------
                                                                                                    3,926,535
                                                                                                  -----------
CAPITAL MARKETS -- 2.5%
  AlixPartners LLC...................... BTL-B2         B1     B+    4.00   07/10/2020    679,467     677,909
  AlixPartners LLC...................... 2nd Lien      Caa1    B-    9.00   07/09/2021    285,000     288,563
  Nuveen Investments, Inc............... 1st Lien       B2     B     4.15   05/13/2017  3,170,000   3,173,081
  Nuveen Investments, Inc............... 2nd Lien      Caa1   CCC    6.50   02/28/2019  3,800,000   3,831,893
  Walter Investment Management Co....... Tranche B      B2     B+    4.75   12/19/2020  2,713,631   2,680,389
                                                                                                  -----------
                                                                                                   10,651,835
                                                                                                  -----------
CHEMICALS -- 3.4%
  Al Chem & Cy SCA...................... BTL-B         Ba3     B+    4.50   10/03/2019    498,604     499,539
  Al Chem & Cy SCA...................... BTL-B1        Ba3     B+    4.50   10/03/2019    258,702     259,187
  Al Chem & Cy SCA...................... 2nd Lien       B3     B-    8.25   04/03/2020    221,490     227,027
  Gates Global, Inc..................... BTL            B2     B+    4.25   07/05/2021  3,935,000   3,921,475
  Ineos U.S. Finance LLC................ BTL-B         Ba3    BB-    3.75   05/04/2018  1,507,903   1,503,087
  Minerals Technologies, Inc............ BTL-B         Ba3     BB    4.00   05/09/2021  2,055,000   2,064,418
  Momentive Performance Materials, Inc.. BTL-B         Ba3    BB-    4.00   04/15/2015  2,265,000   2,266,416
  PQ Corp............................... 1st Lien       B2     B+    4.00   08/07/2017    625,475     626,592
  U.S. Coatings Acquisition, Inc........ BTL-B          B1     B+    4.00   02/01/2020    628,650     628,563
  Univar, Inc........................... BTL-B          B3     B+    5.00   06/30/2017  2,489,743   2,497,745
                                                                                                  -----------
                                                                                                   14,494,049
                                                                                                  -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                           RATINGS/(1)/
                                                           (UNAUDITED)
                                                           ------------
                                                                         INTEREST    MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                  TYPE   MOODY'S S&P     RATE     DATE/(2)/   AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 5.5%
  ADS Waste Holdings, Inc........................ BTL        B1     B+        3.75% 10/09/2019 $1,502,125 $ 1,493,809
  ARG IH Corp.................................... BTL-B      B3     B         5.00  11/15/2020  1,412,900   1,419,940
  ATI Schools(5)(6)(8)(10)(11)(12)............... BTL-B      NR     NR       12.25  12/30/2014  1,184,859           0
  ATI Schools(5)(6)(8)(9)(11)(12)................ BTL        NR     NR       13.25  06/30/2012    266,663           0
  ATI Schools(5)(6)(8)(9)(11)(12)................ BTL        NR     NR       13.25  06/30/2012     16,473           0
  Audio Visual Services Group, Inc............... BTL-B      B1     B+        4.50  01/24/2021  1,980,038   1,982,513
  Brand Energy and Infrastructure Services, Inc.. BTL-B      B1     B         4.75  11/26/2020  4,378,000   4,395,026
  Brickman Group Holdings, Inc................... BTL        B2     B         4.00  12/18/2020  3,725,925   3,686,337
  Brickman Group Holdings, Inc................... 2nd Lien  Caa1   CCC+       7.50  12/18/2021  1,340,000   1,360,100
  Fly Funding II SARL............................ BTL       Ba3    BBB-       4.50  08/06/2019  1,445,742   1,458,995
  Peak 10, Inc................................... 1st Lien   B2     B         5.00  06/17/2021    460,000     461,294
  Peak 10, Inc................................... 2nd Lien  Caa2   CCC+       8.25  06/17/2022  1,845,000   1,844,424
  ServiceMaster Co............................... BTL-B      B2     B+        4.25  07/01/2021  1,069,557   1,067,552
  ServiceMaster Co............................... BTL        B1     B+        6.50  01/31/2017  1,066,835   1,066,702
  Star West Generation LLC....................... BTL-B     Ba3    BB-        4.25  03/13/2020  1,019,833   1,021,533
  WCA Waste Systems, Inc......................... BTL        B1     B+        4.00  03/23/2018  1,666,638   1,664,034
  West Corp...................................... BTL-B10   Ba3     BB        3.25  06/30/2018  1,001,835     995,574
                                                                                                          -----------
                                                                                                           23,917,833
                                                                                                          -----------
COMMUNICATIONS EQUIPMENT -- 2.1%
  Alcatel-Lucent SA.............................. BTL-C      B1     B+        4.50  01/30/2019  8,186,032   8,188,594
  ARRIS Group, Inc............................... BTL-B     Ba3    BB-        3.50  04/17/2020  1,110,696   1,105,490
                                                                                                          -----------
                                                                                                            9,294,084
                                                                                                          -----------
COMPUTERS & PERIPHERALS -- 0.2%
  CDW Corp....................................... BTL       Ba3    BB-        3.25  04/29/2020    882,560     871,896
                                                                                                          -----------
CONSTRUCTION MATERIALS -- 0.5%
  Quikrete Companies, Inc........................ 2nd Lien   B1     B+        4.00  09/26/2020  1,602,888   1,603,556
  Quikrete Companies, Inc........................ 1st Lien   B3     B-        7.00  03/26/2021    640,000     652,800
                                                                                                          -----------
                                                                                                            2,256,356
                                                                                                          -----------
CONSUMER FINANCE -- 0.7%
  Ocwen Financial Corp........................... BTL        B1     B+        5.00  02/15/2018  1,738,000   1,743,431
  Vantiv LLC..................................... BTL-B     Ba3    BB+        3.75  05/12/2021  1,455,000   1,457,728
                                                                                                          -----------
                                                                                                            3,201,159
                                                                                                          -----------
CONTAINERS & PACKAGING -- 1.5%
  Ardagh Packaging Finance PLC................... BTL       Ba3     B+        4.00  12/17/2019    660,000     659,450
  Ardagh Packaging Finance PLC................... BTL-B     Ba3     B+        4.25  12/17/2019    706,450     706,892
  Devix Midco SA................................. BTL-B      B1     B         4.25  05/02/2021    885,000     885,553
  Devix Midco SA................................. 2nd Lien  Caa1   CCC+       8.00  05/02/2022    500,000     501,250
  Mauser Holding GmbH(13)........................ 1st Lien   B2     B         4.50  06/04/2021  1,180,000   1,180,000
  Mauser Holding GmbH(13)........................ 2nd Lien  Caa2   CCC+       8.25  06/30/2022  2,605,000   2,591,975
                                                                                                          -----------
                                                                                                            6,525,120
                                                                                                          -----------
DISTRIBUTORS -- 0.3%
  ABC Supply Co., Inc............................ BTL-B      B1    BB+        3.50  04/16/2020  1,344,838   1,340,425
                                                                                                          -----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
  Bright Horizons Family Solutions, Inc.......... BTL-B      B1    BB-  3.75--5.00  01/30/2020  1,142,600   1,140,815
  Weight Watchers International, Inc............. BTL-F      B1     B+        4.00  04/02/2020    965,884     762,646
                                                                                                          -----------
                                                                                                            1,903,461
                                                                                                          -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
  BLB Management Services, Inc................... BTL-B      B1    BB-        5.25  11/10/2018    597,438     592,957
  ION Trading Technologies, Ltd.................. 2nd Lien  Caa2    NR        7.25  05/15/2022  2,345,000   2,352,816
  Ipreo Holdings LLC............................. BTL-B4     B1    BB-        5.00  08/05/2017  1,879,165   1,879,165
  Opal Acquisition, Inc.......................... BTL-B      B1     B         5.00  11/27/2020  2,771,075   2,773,846
  Santander Asset Management..................... BTL       Ba2     BB        4.25  12/17/2020  2,026,920   2,032,832
  TransUnion LLC................................. BTL       Ba3     B+        4.00  04/09/2021  1,015,382   1,014,874
                                                                                                          -----------
                                                                                                           10,646,490
                                                                                                          -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                                  RATINGS/(1)/
                                                                  (UNAUDITED)
                                                                  ------------
                                                                                INTEREST   MATURITY  PRINCIPAL    VALUE
                 INDUSTRY DESCRIPTION                     TYPE    MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
  Altice Financing SA.................................. BTL         B1    BB-       5.50% 07/15/2019 $2,950,175 $ 3,014,710
  Level 3 Financing, Inc............................... BTL-B2     Ba3     BB       4.00  08/01/2019  1,425,000   1,425,891
  Level 3 Financing, Inc............................... Tranche B  Ba3     BB       4.00  01/15/2020  1,226,000   1,227,533
  XO Communications, Inc............................... BTL         B2    BB-       4.25  03/19/2021  1,152,113   1,157,667
                                                                                                                -----------
                                                                                                                  6,825,801
                                                                                                                -----------
ELECTRICAL EQUIPMENT -- 0.2%
  WireCo WorldGroup, Inc............................... BTL-B      Ba2     B+       6.00  02/15/2017    661,775     665,911
                                                                                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.1%
  Minimax GmbH & Co. KG................................ BTL-B       B2     B        4.50  08/14/2020  1,507,002   1,510,770
  Ortho Clinical Diagnostics SA........................ BTL         B1     B        4.75  06/30/2021  3,250,000   3,271,648
                                                                                                                -----------
                                                                                                                  4,782,418
                                                                                                                -----------
ENERGY EQUIPMENT & SERVICES -- 2.5%
  EMG Utica LLC........................................ BTL         B2     B        4.75  03/27/2020    690,000     691,725
  Pacific Drilling SA.................................. BTL-B       B1     B+       4.50  06/04/2018    826,650     828,975
  Pinnacle Holdco SARL................................. BTL         B1     B+       4.75  07/24/2019  1,633,548   1,633,888
  Pinnacle Holdco SARL................................. 2nd Lien   Caa1   CCC+     10.50  07/24/2020  1,931,000   1,952,241
  Seadrill Partners Finco LLC.......................... BTL-B      Ba3    BB-       4.00  02/21/2021  4,261,829   4,231,050
  Shelf Drilling Midco, Ltd............................ BTL         B2     B-      10.00  10/08/2018  1,240,000   1,264,800
                                                                                                                -----------
                                                                                                                 10,602,679
                                                                                                                -----------
FOOD & STAPLES RETAILING -- 2.8%
  BJ's Wholesale Club, Inc............................. 1st Lien    B3     B-       4.50  09/26/2019  2,787,825   2,790,599
  Rite Aid Corp........................................ BTL         B2     B        4.88  06/21/2021  2,230,000   2,252,998
  Rite Aid Corp........................................ 2nd Lien    B2     B        5.75  08/21/2020  1,055,000   1,076,364
  Roundy's Supermarkets................................ BTL-B       B1     B   4.95-5.75  03/03/2021  1,256,850   1,258,870
  Sprouts Farmers Market LLC........................... BTL-B      Ba3    BB-       4.00  04/23/2020    757,907     759,171
  Stater Brothers Markets, Inc......................... BTL-B       B1     B+       4.75  05/12/2021    725,000     727,266
  Supervalu, Inc....................................... BTL-B       B1     B+       4.50  03/21/2019  1,225,808   1,224,850
  U.S. Foodservice..................................... BTL         B2     B-       4.50  03/29/2019  2,203,743   2,205,579
                                                                                                                -----------
                                                                                                                 12,295,697
                                                                                                                -----------
FOOD PRODUCTS -- 2.0%
  Arysta LifeScience Corp.............................. BTL         B1     B        4.50  05/30/2020    850,703     855,488
  H.J. Heinz Co........................................ BTL-B2     Ba2     BB       3.50  06/05/2020  2,279,469   2,295,129
  Hearthside Food Solutions LLC........................ BTL         B1     B        4.50  06/02/2021  1,745,000   1,755,179
  Hostess Brands, Inc.................................. BTL-B       NR     B-       6.75  04/09/2020  1,092,263   1,133,222
  JBS USA LLC.......................................... BTL-B      Ba2     BB       3.75  09/18/2020  1,037,163   1,032,841
  Pinnacle Operating Corp.............................. BTL-B2      B1     B        4.75  11/15/2018  1,414,890   1,420,196
                                                                                                                -----------
                                                                                                                  8,492,055
                                                                                                                -----------
GAS UTILITIES -- 0.1%
  NGPL PipeCo LLC...................................... BTL-B       B3     B-       6.75  09/15/2017    646,410     641,965
                                                                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
  Biomet, Inc.......................................... BTL-B2      B1    BB-       3.73  07/25/2017    913,234     914,228
  Catalent Pharma Solutions, Inc....................... BTL-B2     Ba3    BB-       4.50  05/20/2021  2,450,906   2,462,396
  Catalent Pharma Solutions, Inc....................... BTL        Caa1    B        6.50  12/29/2017    720,000     725,400
  Immucor, Inc......................................... BTL-B2      B1     B+       5.00  08/17/2018  1,836,134   1,844,167
                                                                                                                -----------
                                                                                                                  5,946,191
                                                                                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.1%
  American Renal Holdings, Inc......................... 1st Lien   Ba3     B        4.50  09/22/2019  2,098,438   2,096,690
  American Renal Holdings, Inc......................... 2nd Lien   Caa1   CCC+      8.50  03/20/2020  1,880,000   1,880,000
  CHS/Community Health Systems, Inc.................... BTL-D      Ba2     BB       4.25  01/22/2021  2,845,700   2,862,598
  DaVita, Inc.......................................... BTL-B      Ba1     BB       3.50  06/24/2021  1,160,000   1,165,386
  DSI Renal, Inc....................................... 1st Lien    B1     B        4.75  04/23/2021    570,000     570,713
  DSI Renal, Inc....................................... 2nd Lien   Caa2   CCC+      7.75  10/22/2021    825,000     829,125
  Healogics, Inc....................................... 1st Lien    B2     B        5.25  07/01/2021    730,000     722,700

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                                RATINGS/(1)/
                                                                (UNAUDITED)
                                                                ------------
                                                                              INTEREST   MATURITY  PRINCIPAL    VALUE
               INDUSTRY DESCRIPTION                     TYPE    MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
  MPH Acquisition Holdings LLC...................... BTL          B1     B        4.00% 03/31/2021 $1,215,909 $ 1,212,261
  Sheridan Holdings, Inc............................ BTL          B1     B        4.50  06/29/2018  1,997,973   1,999,638
  Sheridan Holdings, Inc............................ 2nd Lien    Caa1   CCC+      8.25  12/18/2021  1,220,000   1,245,925
  U.S. Renal Care, Inc.............................. 1st Lien    Ba3     NR       4.25  07/03/2019  1,835,051   1,840,785
  U.S. Renal Care, Inc.............................. BTL         Caa1   CCC+      8.50  07/03/2020    735,000     743,269
  U.S. Renal Care, Inc.............................. 2nd Lien    Caa1   CCC+     10.25  12/27/2019    666,000     675,990
                                                                                                              -----------
                                                                                                               17,845,080
                                                                                                              -----------
HEALTH CARE TECHNOLOGY -- 0.4%
  IMS Health, Inc................................... BTL-B       Ba3    BB-       3.50  03/17/2021  1,799,265   1,787,570
                                                                                                              -----------
HOTELS, RESTAURANTS & LEISURE -- 5.0%
  24 Hour Fitness Worldwide, Inc.................... BTL-B       Ba3     B+       4.75  05/28/2021  2,500,000   2,513,543
  Bally Technologies, Inc........................... BTL-B       Ba3     BB       4.25  11/25/2020  1,155,138   1,159,109
  Caesars Entertainment Operating Co., Inc.......... BTL-B2      Caa2   CCC- 4.40-6.50  01/28/2018  3,193,554   2,945,609
  Caesers Growth Properties Holdings LLC............ BTL          B2     B+       6.25  05/08/2021  1,950,000   1,946,866
  California Pizza Kitchen, Inc..................... BTL          B2     B-       5.25  03/29/2018  1,481,250   1,410,891
  CityCenter Holdings LLC........................... BTL-B        B2     B+       5.00  10/16/2020  2,386,820   2,403,229
  Four Seasons Holdings, Inc........................ 2nd Lien    Caa1    B-       6.25  12/24/2020    835,000     847,525
  Hilton Worldwide Finance LLC...................... BTL-B2      Ba3    BB+       3.50  10/26/2020  1,920,424   1,916,343
  La Quinta Intermediate Holdings LLC............... BTL-B        B1    BB-       4.00  04/14/2021  1,640,048   1,641,073
  Station Casinos, Inc.............................. BTL-B        B1     B        4.25  03/02/2020  2,696,815   2,704,682
  Town Sports International Holdings, Inc........... BTL          B1     B+       4.50  11/15/2020  2,368,100   2,190,493
                                                                                                              -----------
                                                                                                               21,679,363
                                                                                                              -----------
HOUSEHOLD DURABLES -- 0.7%
  Apex Tool Group LLC............................... BTL-B        B2     B        4.50  02/01/2020  1,021,364   1,008,810
  Tempur-Pedic International, Inc................... BTL-B       Ba3     BB       3.50  03/18/2020    745,642     742,225
  Wilsonart International Holdings LLC.............. BTL          B2     B+       4.00  10/31/2019  1,083,501   1,077,271
                                                                                                              -----------
                                                                                                                2,828,306
                                                                                                              -----------
INDUSTRIAL CONGLOMERATES -- 1.5%
  American Rock Salt Co. LLC........................ BTL-B        B3     B        4.75  05/20/2021  1,780,000   1,777,220
  American Rock Salt Co. LLC........................ 2nd Lien    Caa1   CCC       8.00  05/20/2022  1,785,000   1,798,388
  Filtration Group Corp............................. 1st Lien     B1     B+       4.50  11/21/2020    651,725     655,798
  Filtration Group Corp............................. 2nd Lien    Caa1    B-       8.25  11/22/2021    790,000     802,508
  Harland Clarke Holdings Corp...................... Tranche B3   B1     B+       6.00  08/04/2019    701,125     711,992
  Sequa Corp........................................ BTL-B        B2     B        5.25  06/19/2017    863,841     855,202
                                                                                                              -----------
                                                                                                                6,601,108
                                                                                                              -----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 0.8%
  Calpine Corp...................................... BTL-B        B1    BB-       4.00  04/01/2018  1,054,563   1,057,492
  Calpine Corp...................................... BTL          B1    BB-       4.00  10/09/2019  1,518,945   1,522,320
  Dynegy Holdings, Inc.............................. BTL-B2       B1    BB-       4.00  04/23/2020    764,585     766,223
                                                                                                              -----------
                                                                                                                3,346,035
                                                                                                              -----------
INSURANCE -- 3.3%
  Asurion Corp...................................... 1st Lien    Ba3     B        5.00  05/24/2019  3,775,230   3,795,522
  Asurion Corp...................................... 2nd Lien     B3    CCC+      8.50  03/03/2021  3,450,000   3,575,063
  Compass Investments, Inc.......................... BTL          B1     B        4.25  12/27/2019  1,134,182   1,134,182
  Cooper, Gay, Swett & Crawford, Ltd................ 1st Lien     B2     B        5.00  04/16/2020    900,900     877,627
  Cooper, Gay, Swett & Crawford, Ltd................ 2nd Lien    Caa2   CCC+      8.25  10/16/2020  1,430,000   1,379,950
  Hub International, Ltd............................ BTL          B1     B        4.25  10/02/2020  2,565,670   2,568,343
  National Financial Partners Corp.................. BTL-B        B2     B        5.25  06/24/2020  1,069,204   1,073,213
                                                                                                              -----------
                                                                                                               14,403,900
                                                                                                              -----------
INTERNET & CATALOG RETAIL -- 0.7%
  Acosta, Inc....................................... BTL          B1     B+       3.40  03/03/2018  1,567,723   1,572,622
  Lands' End, Inc................................... BTL-B        B1     B+       4.25  04/04/2021  1,571,063   1,567,627
                                                                                                              -----------
                                                                                                                3,140,249
                                                                                                              -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                     RATINGS/(1)/
                                                     (UNAUDITED)
                                                     ------------
                                                                   INTEREST   MATURITY  PRINCIPAL    VALUE
           INDUSTRY DESCRIPTION               TYPE   MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.8%
  Dealertrack Technologies, Inc............ BTL-B     Ba2    BB-       3.50% 02/24/2021 $1,073,274 $ 1,071,249
  Web.com Group, Inc....................... BTL-B     Ba3     BB       4.50  10/27/2017    438,753     438,205
  Zayo Group LLC........................... BTL-B      B1     B        4.00  07/02/2019  1,820,454   1,821,876
                                                                                                   -----------
                                                                                                     3,331,330
                                                                                                   -----------
IT SERVICES -- 2.9%
  Ceridian Corp............................ BTL        B1     B-       4.40  05/09/2017  1,037,798   1,038,724
  Evertec, Inc............................. BTL-B      B1    BB-       3.50  04/17/2020    603,900     594,842
  First Data Corp.......................... BTL-B      B1     B+       4.15  03/23/2018  6,218,681   6,225,297
  First Data Corp.......................... BTL-1      B1     B+       4.15  09/24/2018  2,170,000   2,173,164
  MoneyGram International, Inc............. BTL-B      B1    BB-       4.25  03/27/2020  1,590,742   1,567,676
  TransFirst Holdings, Inc................. 2nd Lien   NR     NR       7.50  06/27/2018    750,000     752,813
                                                                                                   -----------
                                                                                                    12,352,516
                                                                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
  Bauer Performance Sports, Ltd............ BTL-B      B2     B+       4.50  04/15/2021    873,876     874,696
  SRAM LLC................................. BTL-B      B1    BB-  4.00-5.25  04/10/2020  2,542,808   2,511,023
                                                                                                   -----------
                                                                                                     3,385,719
                                                                                                   -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
  Pharmaceutical Product Development, Inc.. BTL-B     Ba3     B+       4.00  12/05/2018  1,673,367   1,676,853
                                                                                                   -----------
MACHINERY -- 3.3%
  Alliance Laundry Systems LLC............. BTL        B2     B   3.25-4.25  12/10/2018    735,006     738,451
  Gardner Denver, Inc...................... BTL        B1     B        4.25  07/30/2020  1,354,763   1,354,070
  Harbor Freight Tools USA, Inc............ BTL-B      B1     B+       4.75  07/26/2019  1,023,224   1,030,642
  Husky International, Ltd................. 1st Lien   B1     B        4.25  06/30/2021    465,000     466,163
  Husky International, Ltd................. 2nd Lien  Caa1   CCC+      7.25  06/30/2022    870,000     872,175
  Navistar International Corp.............. BTL-B     Ba3     B        5.75  08/17/2017    645,188     657,688
  Paladin Brands Holding, Inc.............. BTL        B2     B+       6.75  08/16/2019  1,902,861   1,921,890
  Pro Mach, Inc............................ BTL-B      B2     B+       4.50  07/06/2017  1,461,464   1,465,118
  Rexnord Corp............................. BTL-B      B2    BB-       4.00  08/21/2020  5,909,243   5,900,214
                                                                                                   -----------
                                                                                                    14,406,411
                                                                                                   -----------
MEDIA -- 7.5%
  Advantage Sales & Marketing LLC.......... BTL        B1     B+       4.25  12/18/2017  1,134,258   1,134,967
  Delta 2 (Lux) SARL....................... BTL-B      B1     B+       4.50  04/30/2019  2,444,124   2,452,270
  Getty Images, Inc........................ BTL-B      B2     B        4.75  10/18/2019  2,876,225   2,772,615
  Gray Television, Inc..................... BTL-B     Ba3     BB       3.75  06/10/2021  1,030,000   1,034,720
  Hicks Sports Group+(7)(9)................ BTL-B      NR     NR       6.75  12/22/2011  1,101,919     176,307
  Hoyts Cinemas Group...................... 2nd Lien   B3    CCC+      8.25  11/20/2020    450,000     459,000
  Interactive Data Corp.................... BTL        B2     B+       4.75  05/02/2021  3,114,521   3,137,879
  ION Media Networks, Inc.................. BTL        B1     B+       5.00  12/18/2020  1,870,600   1,872,938
  LIN Television Corp...................... BTL-B     Ba2    BB+       4.00  12/21/2018    711,771     711,771
  Media General, Inc....................... BTL-B      B1    BB-       4.25  07/31/2020    899,853     903,498
  Mediacom LLC............................. BTL-E     Ba3     BB       3.13  10/23/2017    893,670     892,926
  Numericable Finance & Co. SCA............ BTL-B1    Ba3     B+       4.50  05/21/2020  1,249,238   1,256,071
  Numericable Finance & Co. SCA............ BTL-B2    Ba3     B+       4.50  05/21/2020  1,080,762   1,086,672
  Salem Communications Corp................ BTL-B      B2     B        4.50  03/16/2020    876,633     873,346
  Tribune Co............................... BTL       Ba3    BB+       4.00  12/27/2020  5,363,050   5,365,732
  Truven Health Analytics, Inc............. BTL-B      B1     B        4.50  06/06/2019  1,116,684   1,104,121
  Univision Communications, Inc............ BTL-C4     B2     B+       4.00  03/01/2020  5,669,437   5,662,350
  Visant Corp.............................. BTL        B1     B+       5.25  12/22/2016  1,346,665   1,338,810
                                                                                                   -----------
                                                                                                    32,235,993
                                                                                                   -----------
METALS & MINING -- 2.6%
  Ameriforge Group, Inc.................... BTL        B1     B+       5.00  12/19/2019  2,017,450   2,027,537
  Crosby Worldwide, Ltd.................... 1st Lien   B1     B        3.20  11/18/2020  2,003,666   1,996,987
  Fortescue Metals Group, Ltd.............. BTL       Baa3   BBB-      3.75  06/30/2019  3,212,152   3,213,938
  Novelis, Inc............................. BTL-B     Ba2    BB-       3.75  03/10/2017  1,140,077   1,140,647
  Signode Industrial Group U.S., Inc....... BTL-B      B1     B        4.00  05/01/2021  2,695,000   2,683,770
                                                                                                   -----------
                                                                                                    11,062,879
                                                                                                   -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                                    RATINGS/(1)/
                                                                    (UNAUDITED)
                                                                    ------------
                                                                                 INTEREST  MATURITY  PRINCIPAL    VALUE
                INDUSTRY DESCRIPTION                       TYPE     MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
MULTI UTILITIES -- 2.1%
  Energy Future Intermediate Holding Co. LLC.......... DIP            NR     NR    4.25%  06/19/2016 $1,215,000 $ 1,222,594
  La Frontera Generation LLC.......................... BTL-B          B1    BB-    4.50   09/30/2020  1,774,639   1,778,632
  Texas Competitive Electric Holdings Co. LLC+(7)(14). DIP            NR     NR      --   05/05/2016    871,287     873,738
  Texas Competitive Electric Holdings Co. LLC+(7)(10). DIP            NR     NR    3.75   05/05/2016  1,128,713   1,133,651
  Texas Competitive Electric Holdings Co. LLC+(7)(10). BTL            NR     NR    4.65   10/10/2017  5,174,956   4,269,339
                                                                                                                -----------
                                                                                                                  9,277,954
                                                                                                                -----------
MULTILINE RETAIL -- 1.1%
  99 Cents Only Store................................. BTL-B          B2     B+    4.50   01/11/2019  1,185,745   1,191,673
  Neiman Marcus Group, Inc............................ BTL-B          B2     B     4.25   10/25/2020  3,619,242   3,611,200
                                                                                                                -----------
                                                                                                                  4,802,873
                                                                                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 4.9%
  Arch Coal, Inc...................................... BTL            B1     B+    6.25   05/16/2018  3,500,698   3,435,059
  Chief Exploration & Development LLC................. 2nd Lien       NR     NR    7.50   05/12/2021  1,785,000   1,802,850
  Endeavour International Holding BV.................. Tranche A      NR     NR    8.25   11/30/2017  1,000,689     980,676
  Endeavour International Holding BV.................. Tranche B      NR     NR    8.25   11/30/2017    719,114     704,732
  Philadelphia Energy Solutions LLC................... BTL-B          B1    BB-    6.25   04/04/2018    943,063     872,333
  Power Buyer LLC..................................... BTL            B2     B     4.25   05/06/2020  1,003,200     984,390
  Power Buyer LLC..................................... Delayed Draw   B2     B     4.25   05/06/2020     53,296      52,097
  Power Buyer LLC..................................... 2nd Lien      Caa2   CCC+   8.25   11/06/2020  1,670,000   1,640,775
  Samson Investment Co................................ 2nd Lien       B1     B     5.00   09/25/2018  1,500,000   1,499,196
  Sandy Creek Energy Associates....................... BTL-B         Ba3    BB-    5.00   11/08/2020  3,298,857   3,320,299
  Seventy Seven Operating LLC......................... BTL-B         Ba1    BB+    3.75   06/25/2021  1,010,000   1,013,788
  Templar Energy LLC.................................. 2nd Lien       B3     B-    8.00   11/25/2020  1,825,000   1,806,750
  Western Refining LP................................. BTL-B          B1    BB-    4.25   11/12/2020  3,164,100   3,180,911
                                                                                                                -----------
                                                                                                                 21,293,856
                                                                                                                -----------
PAPER & FOREST PRODUCTS -- 0.3%
  Exopack LLC(15)..................................... BTL            B1     B     5.25   05/08/2019  1,397,975   1,418,945
                                                                                                                -----------
PHARMACEUTICALS -- 1.7%
  Alkermes, Inc....................................... BTL-B         Ba3    BB+    3.50   09/18/2019  1,000,844     999,176
  Grifols Worldwide Operations, Ltd................... BTL-B         Ba1     BB    3.15   02/27/2021  1,112,213   1,110,266
  PRA Holdings, Inc................................... 1st Lien       B1     B     4.50   09/23/2020  2,416,738   2,399,620
  Salix Pharmaceuticals, Ltd.......................... BTL           Ba1     BB    4.25   01/02/2020  2,725,125   2,744,103
                                                                                                                -----------
                                                                                                                  7,253,165
                                                                                                                -----------
POOLED VEHICLE -- 0.5%
  Bombardier Recreational Products, Inc............... 1st Lien       B1    BB-    4.00   01/30/2019  1,961,143   1,961,494
                                                                                                                -----------
PROFESSIONAL SERVICES -- 1.6%
  Nexeo Solutions LLC................................. BTL-B1         B2     B+    5.00   09/08/2017  1,487,427   1,487,427
  Nexeo Solutions LLC................................. BTL-B2         B2     B+    5.00   09/08/2017    653,363     653,363
  Sedgwick CMS Holdings, Inc.......................... 1st Lien       B1     B     3.75   03/01/2021  2,099,738   2,067,979
  Sedgwick CMS Holdings, Inc.......................... 2nd Lien      Caa2   CCC+   6.75   02/28/2022  2,565,000   2,551,375
                                                                                                                -----------
                                                                                                                  6,760,144
                                                                                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
  Capital Automotive LP............................... 2nd Lien       B1     B-    6.00   04/30/2020  1,090,000   1,111,345
  ESH Hospitality, Inc................................ BTL            NR     B+    5.00   06/24/2019    390,000     393,169
                                                                                                                -----------
                                                                                                                  1,504,514
                                                                                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
  Realogy Corp........................................ CLTL          Ba3     BB    0.02   10/10/2016    132,482     132,151
  Realogy Corp........................................ BTL           Ba3     BB    3.75   03/05/2020  1,576,696   1,579,160
                                                                                                                -----------
                                                                                                                  1,711,311
                                                                                                                -----------
ROAD & RAIL -- 0.8%
  Neff Rental LLC..................................... 2nd Lien      Caa1   CCC+   7.25   06/09/2021  1,990,000   1,980,050
  Swift Transportation Co., Inc....................... BTL-B         Ba2    BB-    3.75   06/09/2021  1,625,925   1,626,941
                                                                                                                -----------
                                                                                                                  3,606,991
                                                                                                                -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                                      RATINGS/(1)/
                                                                      (UNAUDITED)
                                                                      ------------
                                                                                   INTEREST  MATURITY  PRINCIPAL     VALUE
              INDUSTRY DESCRIPTION                       TYPE         MOODY'S S&P    RATE   DATE/(2)/   AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
  Avago Technologies, Ltd........................ BTL-B                Ba1    BBB-   3.75%  05/06/2021 $2,960,000 $  2,969,493
  Entegris, Inc.................................. BTL-B                Ba3    BB+    3.50   04/30/2021  1,110,000    1,101,675
  Freescale Semiconductor, Inc................... BTL-B4                B1     B     4.25   03/01/2020  5,598,990    5,598,990
                                                                                                                  ------------
                                                                                                                     9,670,158
                                                                                                                  ------------
SOFTWARE -- 4.1%
  Activision Blizzard, Inc....................... BTL-B                Baa3   BBB    3.25   10/12/2020  1,195,000    1,197,561
  Attachmate Corp................................ BTL                   B1    BB-    7.25   11/22/2017    606,951      611,314
  Eagle Parent, Inc.............................. BTL-B2               Ba3     B+    4.00   05/16/2018  2,728,418    2,731,828
  Hyland Software, Inc........................... BTL                   B2     B     4.75   02/19/2021  2,565,221    2,574,841
  Kronos, Inc.................................... BTL-C                 B1     B-    4.50   10/30/2019  3,638,883    3,664,355
  Kronos, Inc.................................... 2nd Lien             Caa2   CCC    9.75   04/30/2020  2,680,463    2,763,109
  Lawson Software, Inc........................... BTL-B5               Ba3     B+    3.75   06/03/2020    979,218      973,098
  Magic Newco LLC................................ BTL                   B1     B+    5.00   12/12/2018  2,104,107    2,118,135
  RP Crown Parent LLC............................ BTL                   B2     B+    6.00   12/21/2018    750,529      749,858
  Verint Systems, Inc............................ Transhe B             B1    BBB-   3.50   09/06/2019    435,762      435,217
                                                                                                                  ------------
                                                                                                                    17,819,316
                                                                                                                  ------------
SPECIALTY RETAIL -- 2.1%
  Hillman Group, Inc............................. BTL-B                 B1     B     4.50   06/30/2021  1,270,000    1,274,763
  J Crew Operating Corp.......................... BTL-B1                B1     B     4.00   03/05/2021  1,319,250    1,300,699
  Michaels Stores, Inc........................... BTL-B2               Ba3     B+    3.75   01/28/2020  1,006,265    1,003,930
  Michaels Stores, Inc........................... Delayed Draw         Ba3     B+    4.00   01/28/2020  1,450,000    1,449,395
  Party City Holdings, Inc....................... BTL                   B2     B     4.00   07/27/2019  2,541,774    2,524,980
  Serta Simmons Holdings LLC..................... BTL-B                 B1     B+    4.25   10/01/2019  1,468,943    1,471,459
                                                                                                                  ------------
                                                                                                                     9,025,226
                                                                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
  Kate Spade & Co................................ BTL-B                 B2     B     4.00   04/10/2021  1,025,000    1,024,667
                                                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
  Intelsat Jackson Holdings, Ltd................. BTL-B2               Ba3     BB    3.75   06/30/2019  1,915,416    1,917,810
  LTS Buyer LLC.................................. 1st Lien              B1     B     4.00   04/11/2020    787,050      785,574
  LTS Buyer LLC.................................. 2nd Lien             Caa1   CCC+   8.00   04/12/2021    271,975      274,921
  Syniverse Technologies, Inc.................... BTL-B                 B1    BB-    4.00   04/23/2019  2,203,761    2,201,696
                                                                                                                  ------------
                                                                                                                     5,180,001
                                                                                                                  ------------
  TOTAL LOANS (cost $412,895,127)................                                                                  412,859,583
                                                                                                                  ------------
U.S. CORPORATE BONDS & NOTES -- 3.1%
COMMUNICATIONS EQUIPMENT -- 0.1%
  Alcatel-Lucent USA, Inc.*...................... Company Guar. Notes   B3    CCC+   6.75   11/15/2020    890,000      947,850
                                                                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
  Sevent Seven Energy, Inc.*..................... Senior Notes          B2     B     6.50   07/15/2022    505,000      517,625
                                                                                                                  ------------
GAS UTILITIES -- 0.2%
  EP Energy LLC.................................. Senior Notes          B2     B     9.38   05/01/2020    758,000      867,910
                                                                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.6%
  CHS/Community Health Systems, Inc.*............ Company Guar. Notes   B3     B-    6.88   02/01/2022    620,000      657,200
  MPH Acquisition Holdings LLC*.................. Senior Notes         Caa1   CCC+   6.63   04/01/2022    285,000      298,538
  Tenet Healthcare Corp.......................... Senior Notes          B3    CCC+   8.13   04/01/2022  1,235,000    1,429,513
                                                                                                                  ------------
                                                                                                                     2,385,251
                                                                                                                  ------------
IT SERVICES -- 0.3%
  First Data Corp.*.............................. Senior Sec. Notes     B1     B+    7.38   06/15/2019  1,135,000    1,218,706
                                                                                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 0.2%
  Rosetta Resources, Inc......................... Company Guar. Notes   B1     B+    5.88   06/01/2022    975,000    1,018,875
                                                                                                                  ------------
PHARMACEUTICALS -- 0.2%
  Salix Pharmaceuticals, Ltd.*................... Company Guar. Notes   B2     B     6.00   01/15/2021    635,000      681,038
                                                                                                                  ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                                       RATINGS/(1)/
                                                                       (UNAUDITED)
                                                                       ------------
                                                                                    INTEREST  MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                        TYPE         MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
 Freescale Semiconductor, Inc.*................... Senior Sec. Notes     B1     B     6.00%  01/15/2022 $1,015,000 $ 1,080,975
                                                                                                                   -----------
SOFTWARE -- 0.2%
 Infor Software Parent LLC*....................... Company Guar. Notes  Caa1   CCC+   7.13   05/01/2021    895,000     915,138
                                                                                                                   -----------
SPECIALTY RETAIL -- 0.1%
 Party City Holdings, Inc......................... Company Guar. Notes  Caa1   CCC+   8.88   08/01/2020    540,000     598,050
                                                                                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 0.3%
 Ocwen Financial Corp.*........................... Company Guar. Notes   B2     B     6.63   05/15/2019  1,105,000   1,140,913
                                                                                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
 Sprint Corp.*.................................... Company Guar. Notes   B1    BB-    7.25   09/15/2021  1,000,000   1,102,500
 T Mobile USA, Inc................................ Company Guar. Notes  Ba3     BB    6.46   04/28/2019  1,000,000   1,052,500
                                                                                                                   -----------
                                                                                                                     2,155,000
                                                                                                                   -----------
 TOTAL U.S. CORPORATE BONDS & NOTES (cost
   $12,615,277)...................................                                                                  13,527,331
                                                                                                                   -----------
FOREIGN CORPORATE BONDS & NOTES -- 1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
 Altice Financing SA*............................. Company Guar. Notes   B1    BB-    6.50   01/15/2022  1,910,000   2,034,150
 Wind Acquisition Finance SA*..................... Senior Sec. Notes    Ba3     BB    6.50   04/30/2020    915,000     991,631
 Wind Acquisition Finance SA*..................... Company Guar. Notes  Caa1    B     7.38   04/23/2021  1,245,000   1,329,038
                                                                                                                   -----------
                                                                                                                     4,354,819
                                                                                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 0.2%
 Shelf Drilling Holdings, Ltd.*................... Senior Sec. Notes     B1     B+    8.63   11/01/2018    695,000     743,650
                                                                                                                   -----------
METALS & MINING -- 0.2%
 AuRico Gold, Inc.*............................... Sec. Notes            B3     B     7.75   04/01/2020    715,000     707,850
                                                                                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
 Tullow Oil PLC*.................................. Company Guar. Notes   B1    BB-    6.00   11/01/2020  1,300,000   1,348,750
                                                                                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
 Intelsat Luxembourg SA........................... Company Guar. Notes  Caa2    B-    7.75   06/01/2021  1,000,000   1,058,750
                                                                                                                   -----------
 TOTAL FOREIGN CORPORATE BONDS & NOTES
   (cost $7,756,233)..............................                                                                   8,213,819
                                                                                                                   -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                   SHARES/
                                                                  PRINCIPAL     VALUE
                     INDUSTRY DESCRIPTION                          AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------
COMMON STOCK -- 0.1%
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
  BLB Management Services, Inc..................................      5,141  $    170,296
                                                                             ------------
MEDIA -- 0.0%
  Berry Co. LLC+(5)(6)..........................................      1,136        28,332
                                                                             ------------
  TOTAL COMMON STOCK (cost $704,457)............................                  198,628
                                                                             ------------
PREFERRED SECURITIES -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
  Ancora Holdings LLC
   6.00%(5)(6) (cost $0)........................................         56             0
                                                                             ------------
MEMBERSHIP INTEREST -- 0.0%
MEDIA -- 0.0%
  NextMedia Operating, Inc.+(5)(6)..............................      7,916        12,191
  VSS-AHC Holdings LLC+(5)(6)...................................     12,608        66,570
                                                                             ------------
  TOTAL MEMBERSHIP INTEREST (cost $1,270,681)...................                   78,761
                                                                             ------------
WARRANTS -- 0.0%
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
  Ancora Holdings LLC
   Expires 08/12/2020
   (Strike Price $1.90)+(5)(6) (cost $0)........................          3             0
                                                                             ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES (cost $435,241,775).....              434,878,122
                                                                             ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.2%
REGISTERED INVESTMENT COMPANIES -- 2.2%
  SSgA Money Market Fund (cost $9,251,679)......................  9,251,679     9,251,679
                                                                             ------------
REPURCHASE AGREEMENTS -- 2.2%
  Bank of America Securities LLC Joint Repurchase Agreement(16). $2,155,000     2,155,000
  Barclays Capital, Inc. Joint Repurchase Agreement(16).........  2,075,000     2,075,000
  BNP Paribas SA Joint Repurchase Agreement(16).................  1,380,000     1,380,000
  Deutsche Bank AG Joint Repurchase Agreement(16)...............  1,910,000     1,910,000
  UBS Securities LLC Joint Repurchase Agreement(16).............  2,070,000     2,070,000
                                                                             ------------
  TOTAL REPURCHASE AGREEMENTS (cost $9,590,000).................                9,590,000
                                                                             ------------
TOTAL INVESTMENTS
  (cost $454,083,454)(17).......................................      105.0%  453,719,801
LIABILITIES IN EXCESS OF OTHER ASSETS...........................       (5.0)  (21,429,198)
                                                                 ----------  ------------
NET ASSETS......................................................      100.0% $432,290,603
                                                                 ==========  ============

--------
BTLBank Term Loan
CLTLCredit Linked Term Loan
DIPDebtor in Possession
NR Security is not rated.
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2014, the aggregate value of these securities was $15,715,552, representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2014.
(2)Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 66 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan
(4)All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

(5)Illiquid security. At June 30, 2014, the aggregate value of these securities was $86,082, representing 0.0% of net assets.
(6)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)Company has filed for Chapter 11 bankruptcy protection.
(8)Company has filed for Chapter 7 bankruptcy.
(9)Loan is in default of interest and did not pay principal at maturity.
(10)Loan is in default of interest.
(11)PIK ("Payment-In-Kind") security. Income may be paid in additional loans or cash at the discretion of the issuer.
(12)Security currently paying interest in the form of additional loans.
(13)As of June 30, 2014, the loan has not settled and as a result, the interest rate is estimated based on information available.
(14)All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 10.
(15)Loan was purchased through a participation agreement.
(16)See Note 2 for details of the Joint Repurchase Agreement.
(17)See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2014 (see Note 2):

                                    LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFCANT
                                       QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS    TOTAL
                                    ------------------- ----------------- ------------------- ------------
Assets:
Long-Term Investment Securities:
  Loans:
   Commercial Services & Supplies..     $       --        $ 23,917,833         $      0       $ 23,917,833
   Hotels, Restaurants & Leisure...             --          21,679,363               --         21,679,363
   Media...........................             --          32,059,686          176,307         32,235,993
   Other Industries*...............             --         335,026,394               --        335,026,394
  U.S. Corporate Bonds & Notes.....             --          13,527,331               --         13,527,331
  Foreign Corporate Bonds & Notes..             --           8,213,819               --          8,213,819
  Common Stock:
   Diversified Financial Services..             --             170,296               --            170,296
   Media...........................             --                  --           28,332             28,332
  Preferred Securities.............             --                  --                0                  0
  Membership Interest..............             --                  --           78,761             78,761
  Warrants.........................             --                  --                0                  0
Short-Term Investment Securities:
  Registered Investment Companies..      9,251,679                  --               --          9,251,679
Repurchase Agreements..............             --           9,590,000               --          9,590,000
                                        ----------        ------------         --------       ------------
TOTAL..............................     $9,251,679        $444,184,722         $283,400       $453,719,801
                                        ==========        ============         ========       ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management, LLC. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations. The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and service maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors ("the Board").

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Fund's net assets as of June 30, 2014 is reported on a schedule following the Portfolio of Investments.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   MASTER AGREEMENTS: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of June 30, 2014, the repurchase agreements held by the Fund are subject to master netting provisions. See the Portfolio of Investments and the Notes to Financial Statements for more information about the Fund's holdings in repurchase agreements.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   As of June 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.39%   $2,155,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated June 30, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $155,185,000, a repurchase price of $155,185,216, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   1.88%  06/30/2015   $155,408,000   $158,110,545

   As of June 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with Barclay's Capital, Inc.:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.38%   $2,075,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclay's Capital, Inc., dated June 30, 2014, bearing interest at a rate of 0.07% per annum, with a principal amount of $149,965,000, a repurchase price of $149,965,292, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   2.63%  11/15/2020   $146,763,000   $152,909,434

   As of June 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.38%   $1,380,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated June 30, 2014, bearing interest at a rate of 0.09% per annum, with a principal amount of $99,955,000, a repurchase price of $99,955,250, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   1.75%  07/31/2015   $99,633,700    $102,092,660

   As of June 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.38%   $1,910,000

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated June 30, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $137,955,000, a repurchase price of $137,955,153, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   0.88%  11/30/2016   $139,901,000   $140,835,539

   As of June 30, 2014, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                                                       PERCENTAGE PRINCIPAL
                                                       OWNERSHIP   AMOUNT
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    1.38%   $2,070,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   UBS Securities LLC, dated June 30, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $149,705,000, a repurchase price of $149,705,208, and a maturity date of July 1, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   1.75%  10/31/2020   $ 53,175,200   $ 52,534,439
U.S. Treasury Notes...........   2.13   08/15/2021    100,000,000    100,650,000

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $412,273 for the six months ended June 30, 2014, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $165,973 for the six months ended June 30, 2014, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012 or expected to be taken in the Fund's 2013 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

   NEW ACCOUNTING PRONOUNCEMENTS: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and No. 2013-01.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in two different classes. Transactions in shares of each class were as follows:

                                      FOR THE
                                 SIX MONTHS ENDED               FOR THE
                                   JUNE 30, 2014              YEAR ENDED
                                    (UNAUDITED)            DECEMBER 31, 2013
                             ------------------------  ------------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
CLASS A                      ----------  ------------  ----------  ------------
Shares sold.................  5,011,026  $ 41,818,633  14,522,838  $120,864,898
Reinvested distributions....    297,263     2,481,162     607,488     5,054,754
Shares redeemed............. (5,624,391)  (46,945,354) (9,407,392)  (78,252,775)
                             ----------  ------------  ----------  ------------
   Net increase (decrease)..   (316,102) $ (2,645,559)  5,722,934  $ 47,666,877
                             ==========  ============  ==========  ============

                                      FOR THE
                                 SIX MONTHS ENDED               FOR THE
                                   JUNE 30, 2014              YEAR ENDED
                                    (UNAUDITED)            DECEMBER 31, 2013
                             ------------------------  ------------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
CLASS C                      ----------  ------------  ----------  ------------
Shares sold.................  3,266,790  $ 27,251,054   9,683,350   $80,521,886
Reinvested distributions....    334,283     2,787,854     633,446     5,267,346
Shares redeemed............. (3,923,213)  (32,697,998) (5,217,008)  (43,370,910)
                             ----------  ------------  ----------  ------------
   Net increase (decrease)..   (322,140) $ (2,659,090)  5,099,788  $ 42,418,322
                             ==========  ============  ==========  ============

Note 4. Purchases and Sales of Securities

   During the six months ended June 30, 2014, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns were $182,970,892 and $183,652,327 respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company, LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2014, the Fund incurred administration fees in the amount of $432,300.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor")*, an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (each, a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended June 30, 2014, ACS received fees (see Statement of Operations) based upon the aforementioned rates. For the six months ended June 30, 2014, ACS received sales charges on Class A shares of $225,538, of which $137,116 was reallowed to affiliated broker-dealers and $51,041 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2014, ACS received early withdrawal charges of $39,810.

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the six months ended June 30, 2014, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.
--------
* Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") changed its name to AIG Capital Services, Inc. ("ACS").

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)


                                                      PAYABLE AT
                                            EXPENSE  JUNE 30, 2014
                                            -------- -------------
             Class A....................... $209,018    $34,202
             Class C.......................  266,513     43,623

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, fares and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2014, SunAmerica waived fees and reimbursed expenses as follows: Class A $306,650 and Class C $500,056.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, wash sales, and treatment of defaulted securities.

                   DISTRIBUTABLE EARNINGS                          TAX DISTRIBUTIONS
-------------------------------------------------------------    -------------------------------------
            FOR THE YEAR ENDED DECEMBER 31, 2013                 FOR THE YEAR ENDED DECEMBER 31, 2013
-------------------------------------------------------------    -------------------------------------
                                                                                      LONG-TERM
ORDINARY  LONG-TERM GAINS/CAPITAL AND  UNREALIZED APPRECIATION/   ORDINARY            CAPITAL
INCOME           OTHER LOSSES              (DEPRECIATION)          INCOME              GAINS
--------  ---------------------------  ------------------------      ------------     ---------
  $--           $(56,717,145)                 $693,353           $14,790,675            $--

   CAPITAL LOSS CARRYFORWARDS+. At December 31, 2013 capital loss carryforward available to offset future recognized gains were $43,306,204 with $16,003,027 expiring in 2016, and $27,303,177 expiring in 2017.
   Additionally, the Fund generated unlimited short-term capital losses of $827,079 and unlimited long-term losses of $12,583,862.
--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2014 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $454,083,643
                                                                ============
   Gross unrealized appreciation............................... $  5,143,434
   Gross unrealized depreciation...............................   (5,507,276)
                                                                ------------
   Net unrealized appreciation................................. $   (363,842)
                                                                ============

Note 7. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street
   Bank and Trust Company, the Fund's custodian. Interest is currently payable at the higher of the

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended June 30, 2014, the Fund had borrowings outstanding for 12 days under the line of credit and incurred $524 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $1,172,453 at a weighted average interest rate of 1.34%. At June 30, 2014, there were no borrowings outstanding.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2014, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At June 30, 2014, the Fund had the following unfunded loan commitment which could be extended at the option of the Borrower:

                                                MATURITY  PRINCIPAL
   BORROWER                           TYPE        DATE     AMOUNT    VALUE
   --------                       ------------ ---------- --------- --------
   Texas Competitive Electric
     Holdings Co. LLC............ Delayed Draw 05/05/2016 $871,287  $873,738

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2014 -- (UNAUDITED)

The Board of Directors (the "Board" the members of which are referred to as "Directors") of SunAmerica Senior Floating Rate Fund, Inc (the "Fund"), including the Directors who are not "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Fund, SunAmerica Asset Management, LLC ("SunAmerica") or Wellington Management Company LLP ("Wellington"), approved the continuation of the Investment Advisory and Management Agreement between the Fund and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2015 at an in-person meeting held on June 3, 2014 (the "Meeting"). At the Meeting, the Board, including the Independent Directors, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Fund for a one-year period ending June 30, 2015 (the "Subadvisory Agreement," and together with the Advisory Agreement, the "Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and Wellington, provided materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Fund by SunAmerica and its affiliates, and by Wellington; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper"), an independent third-party provider of mutual fund data on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or accounts advised or subadvised by SunAmerica or Wellington with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale;
(e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers:
(f) information about SunAmerica's and Wellington's risk management processes;
(g) information regarding brokerage and soft dollar practices; and
(h) information about the key personnel of SunAmerica and its affiliates, and Wellington, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including Independent Directors, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND WELLINGTON

The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement the Fund's investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, clerical, secretarial and certain administrative services (excusive of, and in addition to, any such service provided by any other party retained by the Fund) and has authorized its officers and employees, if elected, to serve as officers or directors of the Fund without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement. Additionally, the Board observed that SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Services Agreement between SunAmerica and the Fund (the "Administrative Services Agreement").

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SunAmerica had implemented with respect to its investment department, and concluded, based on their experience and interaction with SunAmerica, that:
(i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high. The Board also noted the high quality of services under the Administrative Services Agreement.

The Board also considered SunAmerica's reputation and relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2014, SunAmerica managed, advised and/or administered approximately $66.7 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Fund.

The Board also considered the nature, quality and extent of services to be provided by Wellington. The Board observed that Wellington is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, or portion thereof, that Wellington manages, subject to the oversight and review of SunAmerica. The Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with Wellington, that Wellington: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered Wellington's code of ethics and risk management process. The Board further observed that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed Wellington's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact Wellington from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services provided by Wellington under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

INVESTMENT PERFORMANCE

The Board, including the Independent Directors, also considered the investment performance of SunAmerica and Wellington with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2014. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)


The Board considered that the Fund's performance was below the median of its Peer Group for the one- and three-year periods and above the median of its Peer Group for the five- year period. The Board further considered that the Fund's performance was above the median of its Peer Universe for the one- and five-year periods and below the median of its Peer Unverse for the three-year period. The Board further considered that the Fund underperformed its Lipper Index for the one- and three-year periods and outperformed its Lipper Index for the five-year period. The Board further considered the improvement in the Fund's more recent performance. The Board noted management's discussion of the Fund's performance, and also considered the fact that the Fund ranked in the first quintile of its Peer Group and Peer Universe for the five-year period. The Board concluded that the Fund's overall performance was satisfactory.

CONSIDERATION OF THE MANAGEMENT FEE AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY SUNAMERICA, WELLINGTON AND THEIR AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

The Board, including the Independent Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Wellington or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Fund's Peer Group and Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board also noted the relative small size of the Fund's Peer Group. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board did not consider services and fees paid under investment advisory contracts that SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Fund since SunAmerica informed the Board that there were no such Funds or accounts.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Lipper. The report showed comparative fee information of the Fund's Peer Group and/or Peer Universe that the Directors used as a guide to help assess the reasonableness of the subadvisory fees. The Directors noted that the Peer Group/Universe information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other, similar funds. The Directors also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)


The Board also considered fees received by Wellington with respect to other mutual funds and accounts with similar investment strategies to the Fund, to the extent applicable. The Board noted in particular that the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fees paid by SunAmerica to Wellington were reasonable as compared to fees Wellington receives for other comparable accounts for which they serve as adviser or subadviser.

The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses.

PROFITABILITY

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees retained after payment to the Subadviser, as well as the profitability of SunAmerica under the Administrative Services Agreement, and considered the profitability of SunAmerica's affiliates under the Service Agreement and Rule 12b-1 Plans. Additionally, the Board considered whether SunAmerica, Wellington and their affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other reports from the Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and Wellington had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Fund with the high quality services that they had provided in the past. The Board further concluded that the management fee was reasonable in light of the factors discussed above.

ECONOMIES OF SCALE

The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the SunAmerica fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had a management fee arrangement that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Fund at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- JUNE 30, 2014 -- (UNAUDITED) (CONTINUED)

concluded that the Fund's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to Wellington's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

OTHER FACTORS

In consideration of the Agreements, the Board also received information regarding SunAmerica's and Wellington's brokerage and soft dollar practices. The Board considered that Wellington is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered that the Fund invests primarily in senior secured floating rate loans and, therefore, the Fund generally does not incur significant brokerage commissions.

CONCLUSION

After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2015. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck          VOTING PROXIES ON FUND     holdings with the U.S.
 William J. Shea           PORTFOLIO SECURITIES       Securities and Exchange
OFFICERS                   A description of the       Commission for its first
 John T. Genoy, President  policies and proce-dures   and third fiscal quarters
 Gregory R. Kingston,      that the Fund uses to      on Form N-Q. The Fund's
   Treasurer               determine how to vote      Forms N-Q are available
 James Nichols, Vice       proxies related to         on the U.S. Securities
   President               securities held in the     and Exchange Commission's
 Katherine Stoner, Chief   Fund's portfolio, which    website at
   Compliance Officer      is available in the        http://www.sec.gov. You
 Gregory N. Bressler,      Fund's Statement of        can also review and
   Secretary               Additional Information     obtain copies of the
 Nori L. Gabert, Vice      may be ob-tained without   Forms N-Q at the U.S.
   President and           charge upon request, by    Securities and Exchange
   Assistant Secretary     calling (800) 858-8850.    Commission's Public
 Thomas D. Peeney,         This in-formation is also  Refer-ence Room in
   Assistant Secretary     available from the EDGAR   Washington, DC
 Kathleen Fuentes, Chief   database on the U.S.       (information on the
   Legal Officer and       Secu-rities and Exchange   operation of the Public
   Assistant Secretary     Commission's website at    Reference Room may be
 Diedre L. Shepherd,       http://www.sec.gov.        ob-tained by calling
   Assistant Treasurer     DELIVERY OF SHAREHOLDER    1-800-SEC-0330).
 Matthew J. Hackethal,     DOCUMENTS                  PROXY VOTING RECORD ON
   Anti-Money Laundering   The Fund has adopted a     FUND PORTFOLIO SECURITIES
   Compliance Officer      policy that allows it to   Information regarding how
INVESTMENT ADVISER         send only one copy of the  the Fund voted proxies
 SunAmerica Asset          Fund's prospectus, proxy   relating to securities
   Management, LLC.        material, annual report    held in the Fund's
 Harborside Financial      and semi-annual report     portfolio during the most
   Center                  (the "shareholder          recent twelve month
 3200 Plaza 5              documents") to             period ended June 30 is
 Jersey City, NJ           shareholders with          available, once filed
   07311-4992              multiple accounts          with the U.S. Securities
DISTRIBUTOR                residing at the same       and Exchange Commis-sion,
 AIG Capital Services,     "household." This          without charge, upon
   Inc.                    practice is called         request, by calling
 Harborside Financial      householding and reduces   (800) 858-8850 or on the
   Center                  Fund expenses, which       U.S. Securities and
 3200 Plaza 5              benefits you and other     Exchange Commission's
 Jersey City, NJ           shareholders. Unless the   website at
   07311-4992              Fund receives              http://www.sec.gov.
SHAREHOLDER SERVICING      instructions to the        This report is submitted
AGENT                      con-trary, you will only   solely for the general
 SunAmerica Fund           receive one copy of the    information of
   Services, Inc.          shareholder documents.     shareholders of the Fund.
 Harborside Financial      The Fund will continue to  Distribution of this
   Center                  household the              report to persons other
 3200 Plaza 5              share-holder documents     than shareholders of the
 Jersey City, NJ           indefinitely, until we     Fund is authorized only
   07311-4992              are instructed otherwise.  in connection with a
TRANSFER AGENT             If you do not wish to      currently effective
 State Street Bank and     participate in             prospectus, setting forth
   Trust Company           householding, please       details of the Fund,
 P.O. Box 219373           contact Shareholder        which must precede or
 Kansas City, MO 64141     Services at (800)          accompany this report.
                           858-8850 ext. 6010 or      The accompanying report
                           send a written request     has not been audited by
                           with your name, the name   independent accountants
                           of your fund(s) and your   and accordingly no
                           account number(s) to       opinion has been
                           SunAmerica Mutual Funds    expressed thereon.
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

SFSAN - 6/14

[LOGO]


Sun America
Mutual Funds

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not Applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 5, 2014


By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: September 5, 2014